Other Operating Income (Expenses), Net - Summary of Other Operating Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment, net	$ 14,274	$ 466	$ 132,777	$ 2,575
Impairment on property, plant and equipment			(956)	(8,198)
Gain on disposal of scrapped materials	59,380	1,940	27,940	30,476
Gain on disposal of items purchased on behalf of others	31,268	1,021	26,417	48,812
Royalty income	43,224	1,412	11,998
Insurance compensation income	147	5	486,858	7,033
Others	(779)	(25)	7,800	9,608
Other operating income (expenses), net	$ 147,514	$ 4,819	$ 692,834	$ 90,306